                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-83750


The table below replaces the table shown in the prospectus in "Appendix IV:
Example of Payments Under the IRA Assured Payment Option and IRA APO Plus" on page 56.

                               ANNUAL PAYMENTS

            GUARANTEED INCREASING PAYMENTS     ILLUSTRATIVE
            UNDER THE IRA ASSURED PAYMENT   PAYMENTS UNDER IRA   ILLUSTRATIVE PAYMENTS
   YEARS                OPTION                APO PLUS AT 0%    UNDER IRA APO PLUS AT 8%
---------  ------------------------------  ------------------  ------------------------
   1 - 3               $ 7,048.32                $7,048.32              $ 7,048.32
   4 - 6                 7,753.15                 7,336.45                7,651.36
   7 - 9                 8,528.47                 7,697.60                8,445.37
  10 - 12                9,381.31                 8,064.34                9,261.17
  13 - 15               10,319.45                 8,393.22               10,046.61
    16                  11,351.39                 8,628.84               10,733.48